Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Summary of Significant Accounting Policies
Stock Split

Stock Split

On June 6, 2014, our stockholders approved a common stock split in the ratio of 1.476 to 1.00. All share and related option information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the increased number of shares resulting from this action.

Initial Public Offering

Initial Public Offering

On July 2, 2014, the Company completed an initial public offering (“IPO”) in which we issued and sold 27.8 million shares of common stock at a public offering price of $17.00 per share.  After deducting for underwriting fees, the net proceeds of $446 million were used to redeem $439 million of our then outstanding 7.50%/8.25% Senior PIK Toggle Notes which were due in 2018 (‘‘PIK Notes’’) and to pay other expenses of the offering.

Preferred Shares	Preferred Shares During the second quarter of fiscal 2014, the Board of Directors authorized 50 million shares of preferred stock. No preferred shares have been issued as of November 1, 2014.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”).  ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605),” and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period and is to be applied retrospectively, with early application not permitted.  We are evaluating the new standard, but do not anticipate a material impact to the financial statements once implemented.

Recent accounting pronouncements

In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss or a Tax Credit Carryforward Exists." ASU 2013-11 requires unrecognized tax benefits to be presented as a decrease in a net operating loss, similar tax loss or tax credit carryforward if certain criteria are met. ASU 2013-11, which is prospective, is effective for reporting periods beginning after December 15, 2013, with earlier adoption permitted. Beginning with the fourth quarter of fiscal year 2012, the Company has reported unrecognized tax benefits consistent with ASU No. 2013-11.